Term Loan	Oct. 04, 2021 USD ($)
Main Street Bank [Member]
Debt Instrument [Line Items]
Revolving Line of Credit	$ 250,000
Line of Credit Facility, Interest Rate Description	prime lending rate plus 1.5% per annum and shall not be less than 4.75% per annum
Main Street Bank [Member]
Debt Instrument [Line Items]
Term Loan	$ 2,600,000